Income Statements - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net operating revenue	R$ 25,572,056	R$ 22,055,720	R$ 19,491,061
Operating costs	(16,051,866)	(14,350,903)	(12,800,042)
Gross profit	9,520,190	7,704,817	6,691,019
Selling expenses	(984,060)	(911,967)	(825,879)
Allowance for doubtful accounts	(652,920)	(782,057)	(643,730)
Administrative expenses	(1,597,548)	(1,398,507)	(1,124,069)
Other operating income (expenses), net	27,925	8,327	(21,841)
Equity results of investments in affiliaties	32,393	24,551	22,079
Profit from operations before financial income (expenses) and income tax and social contribution	6,345,980	4,645,164	4,097,579
Financial expenses	(2,708,617)	(1,956,266)	(1,448,295)
Financial revenues	805,905	1,091,531	472,408
Exchange result, net	310,716	492,321	48,464
Financial result, net	(1,591,996)	(372,414)	(927,423)
Profit before income tax and social contribution	4,753,984	4,272,750	3,170,156
Income tax and social contribution
Current	(1,545,671)	(1,230,234)	(961,556)
Deferred	315,218	78,751	97,269
Total Income tax and social contribution	(1,230,453)	(1,151,483)	(864,287)
Profit for the year	R$ 3,523,531	R$ 3,121,267	R$ 2,305,869